Stock-Based Compensation (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Mar. 24, 2020	Dec. 31, 2016
Stock-Based Compensation
Number of reserved shares of common stock for the potential future issuances				6,585,881
2016 Stock Incentive Plan
Stock-Based Compensation
Vesting percentage	20.00%	20.00%
Vesting period	5 years	5 years
Expiration period	10 years	10 years
Number of reserved shares of common stock for the potential future issuances		2,539,514	1,938,894		1,000,000